April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Food — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	$55	$56,775
Pharmaceuticals — 0.4%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	200	206,556
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)	160	155,030
Total Corporate Bonds & Notes — 0.8% (Cost: $398,678)		418,361
Fixed Rate Loan Interests
Computers — 0.2%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31	105	101,089
Software — 0.1%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31	88	83,503
Total Fixed Rate Loan Interests — 0.3% (Cost: $193,621)		184,592
Floating Rate Loan Interests(b)
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.77%, 08/23/28	24	23,877
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 09/24/32	68	68,255
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29	27	22,426
		114,558
Aerospace & Defense — 2.8%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/31/30	110	109,952
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 7.79%, 08/03/29	114	114,339
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/31/31	255	256,210
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/31/31	98	97,797
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.95%, 02/26/32	44	44,277
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32	57	57,662
TransDigm, Inc.
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 03/22/30	116	116,095
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 02/28/31	296	296,310
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 01/19/32	56	55,851
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 08/19/32	181	181,349
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 02/13/33	89	89,128
Security	Par (000)	Value
Aerospace & Defense (continued)
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 02/22/31	$107	$107,114
		1,526,084
Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 04/20/28	44	44,047
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/21/31	141	140,872
American Airlines, Inc.
2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.51%, 01/29/27	78	77,243
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29	108	105,009
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.00%, 02/15/28	147	144,046
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29	132	116,721
		627,938
Apparel — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 12/21/28	104	104,672
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 02/13/32	59	59,363
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 09/12/32	31	31,019
		195,054
Auto Manufacturers — 0.2%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/02/33	85	85,448
Auto Parts & Equipment — 1.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.15%, 05/06/30	264	264,853
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 01/28/32	149	149,873
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 01/30/32	12	11,945
RealTruck Group, Inc.
2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.86%), 8.52%, 01/31/31	14	8,224
2026 FLSO Tranche B Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.11%), 9.77%, 01/31/31	35	19,985
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28	139	138,811
		593,691
Banks — 0.2%
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 11/25/32	120	118,890
Beverages — 0.4%
Naked Juice LLC
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.05%, 01/24/29	50	28,277
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.20%, 01/24/29	136	135,499

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.80%, 01/24/30	$47	$9,768
Sazerac Co, Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 07/09/32	43	42,766
		216,310
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor at 1.75%), 5.43%, 04/27/33	75	75,200
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33	113	113,221
		188,421
Building Materials — 2.8%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 09/08/32	272	271,820
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.90%, 07/08/30	99	87,855
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 10/27/32(c)	134	131,536
Emrld Borrower LP
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	238	238,300
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/04/31	186	186,626
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/02/33(c)	14	13,846
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.90%, 03/19/29	118	118,306
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 02/10/32	108	107,951
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 04/14/31	135	135,090
Standard Industries, Inc./New York, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.40%, 09/22/28	13	12,510
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31	205	185,596
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 5.77%, 10/04/28	20	20,084
		1,509,520
Chemicals — 4.2%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27(c)	63	56,879
Ascend Performance Materials Operations LLC, 2021 Term Loan B, 0.00%, 08/27/26(d)(e)	16	21
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 12/20/29	167	166,905
Chemours Co. (The), 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/15/32	201	200,613
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 11/01/30	119	119,448
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 10/04/29	106	105,248
Security	Par (000)	Value
Chemicals (continued)
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/12/31	$58	$57,881
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 12/18/30	204	204,564
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 03/29/32	74	72,466
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 02/15/30	143	143,839
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.90%, 10/07/31	15	12,775
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28	112	103,490
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 11/26/31(c)	72	71,804
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 06/20/31	114	112,021
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32	142	139,992
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31	56	33,022
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/09/31	64	64,414
Qnity Electronics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 11/01/32	228	229,094
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/29/32	79	79,469
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.66%, 08/02/30	124	123,947
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32	143	143,455
		2,241,347
Commercial Mbs — 0.4%
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.40%, 12/12/31	229	228,980
Commercial Services — 7.1%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31	199	199,544
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 08/12/32	82	81,934
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 08/20/32	379	379,780
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.56%, 11/17/31	54	53,870
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/03/29	291	292,037
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	373	374,655

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 08/23/32	$84	$83,629
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.40%, 01/31/31	57	53,570
CHG Healthcare Services, Inc., 2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.40%, 09/29/28	127	127,340
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32	114	109,620
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 10/01/31	241	241,639
Dycom Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/27/33	42	42,289
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 07/06/29	75	75,340
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00% and 3.25% PIK), 4.46%, 07/31/30(f)	66	56,816
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 06/02/31	152	147,303
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/02/32	27	27,024
Hertz Corp.(The)
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28	111	87,368
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28	21	16,629
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.18%, 03/06/28	30	9,842
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32	216	171,771
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	195	195,205
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.26%, 11/01/28	29	3,985
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32	44	43,875
PG Polaris BidCo SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31	59	59,642
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32	120	118,727
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30	26	26,485
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 2.02%, 12/16/32	5	4,545
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 12/16/32	97	96,924
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 11/19/31	81	80,295
Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/03/32	$54	$54,034
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/24/31	178	177,413
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 06/24/31	89	88,568
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 01/30/31	178	177,804
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/31/28	30	29,624
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/05/32	59	59,166
		3,848,292
Computers — 0.8%
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 12/09/31	91	88,271
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.76%), 8.42%, 05/25/29	278	51,318
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor at 4.76%), 8.43%, 05/25/29	38	6,936
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 03/01/29	137	120,301
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.51%, 02/01/28	164	140,229
Ping Identity Holding Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 11/15/32	50	49,334
		456,389
Cosmetics & Personal Care — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32	20	20,030
Distribution & Wholesale — 2.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/31/31	166	166,840
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.15%, 12/29/32	205	204,551
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/27/28	96	95,787
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 02/09/31	214	214,280
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 07/02/31	117	116,705
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 03/07/33	18	18,019
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.40%, 06/04/31	250	250,602
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32	79	78,638
		1,145,422

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 4.2%
AllSpring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	$25	$24,905
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32	183	171,874
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 08/09/30	68	67,962
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 11/01/32	156	155,693
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/31/31	198	198,689
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 04/28/28	138	137,639
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/19/31	294	294,240
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 09/15/31	247	244,612
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31	45	44,555
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/18/30	138	138,007
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	409	408,615
Jupiter Borrower, Inc., Term Loan B, 03/25/33(g)	57	57,143
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/08/32	90	89,845
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32	188	187,863
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32	23	22,986
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/28	11	10,554
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/16/31	6	5,982
		2,261,164
Electric — 1.5%
Calpine Construction Finance Co., L.P., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/31/30	175	175,298
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27	89	89,424
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 12/02/31	61	61,361
NRG Energy, Inc.
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor at 1.75%), 5.36%, 04/28/33	29	29,101
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/16/31	299	299,792
Security	Par (000)	Value
Electric (continued)
Talen Energy Supply LLC
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 11/25/32	$93	$92,826
2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/15/31	58	58,429
		806,231
Electrical Components & Equipment — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.40%, 05/13/29	17	16,650
Electronics — 1.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/20/31	69	68,410
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 07/02/29	98	97,738
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 10/01/32	81	81,334
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 02/28/33	186	186,372
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/27/32(c)	90	90,337
		524,191
Energy - Alternate Sources — 0.2%
Traverse Midstream Partners LLC, 2026 Term Loan B, 04/21/33(g)	32	32,020
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/16/32	61	60,786
		92,806
Engineering & Construction — 1.8%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 09/23/31	294	294,302
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 0.00%, 04/25/33(c)	2	2,347
2026 Term Loan B, (Prime + 1.75%), 8.50%, 04/25/33(c)	109	108,545
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.69%, 09/29/32	43	43,061
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	198	171,656
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 11/03/31	44	44,331
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.90%, 12/16/31	113	113,191
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 01/25/31	194	194,765
		972,198
Entertainment — 5.9%
Caesars Entertainment, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.90%, 02/06/30	153	148,457
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.90%, 02/06/31	344	332,896
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.43%, 07/22/30	98	97,794
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.16%, 12/02/31	69	68,919

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31	$293	$292,929
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/04/32	178	178,348
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 08/30/30	29	29,335
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/24/32	257	257,086
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 11/30/30	210	209,398
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 06/04/32	91	90,621
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29	76	73,462
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 05/27/32	92	92,669
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.65%, 04/16/29	200	199,981
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/21/32	122	121,657
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 11/12/29	209	184,653
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30	55	51,675
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 05/03/29	90	90,491
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 04/04/29	94	92,017
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.65%, 12/04/31	72	71,424
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/01/31	38	37,727
TKO Worldwide Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/21/31	354	355,117
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32	109	109,406
		3,186,062
Environmental Control — 1.4%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.69%, 10/24/30	49	49,014
Arcwood Environmental, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(c)	26	26,065
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.15%, 10/08/32	44	44,148
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 10/21/28	174	174,404
Security	Par (000)	Value
Environmental Control (continued)
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32	$234	$234,097
JFL-Tiger Acquisition Co, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.46%, 10/17/30	60	59,859
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.18%, 03/03/33	8	7,439
Reworld Holding Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 11/30/28	35	34,810
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 01/15/31	37	36,907
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.91%, 01/15/31	10	9,986
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.91%, 01/15/31	61	61,451
		738,180
Food — 1.6%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 10/28/32	237	238,635
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	264	261,473
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32	39	38,602
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.16%, 03/29/30	4	4,471
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.90%, 02/11/33	95	95,683
US Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 10/03/31	160	161,215
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 01/29/32	42	41,819
		841,898
Food Service — 0.0%
Aramark Services, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 04/06/28	20	20,042
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.50%, 09/07/27	63	63,384
Gas — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32	25	25,055
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 09/26/31	51	51,528
Health Care - Products — 1.4%
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/07/33	425	422,611
Medline Borrower LP
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 10/23/28	112	112,332

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 10/23/30	$139	$139,942
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 08/20/32	88	84,868
		759,753
Health Care - Services — 2.2%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 09/20/32	17	17,450
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 01/15/31	265	266,541
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/26/31	69	69,514
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 02/06/33	115	115,797
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28	24	23,969
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	99	98,573
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 09/22/32	113	112,997
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 05/30/31	143	143,869
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30	108	107,996
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/19/30	168	168,612
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28	40	39,707
		1,165,025
Holding Companies - Diversified — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 07/30/31	37	36,854
Home Furnishings — 0.7%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.16%, 07/31/28	197	197,326
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.90%, 10/24/31	35	34,709
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 10/01/32	132	128,432
		360,467
Household Products & Wares — 0.2%
Fortrex Sanitation LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.75%, 03/10/31	6	5,821
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32	79	78,187
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/04/32	28	28,131
		112,139
Security	Par (000)	Value
Housewares — 0.5%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	$197	$195,089
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.27%, 10/20/28	19	18,986
SWF Holdings I Corp, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.15%, 12/19/29	22	21,693
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.15%, 12/19/29	16	16,270
		252,038
Insurance — 6.3%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 09/19/31	403	401,866
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.65%, 01/30/32	339	338,275
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/29/31	206	204,152
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31	208	204,901
Asurion LLC
2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 02/23/33	30	29,488
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	40	39,669
2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	221	221,232
2023 Term Loan B11, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.01%, 08/19/28	11	10,558
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.51%), 9.16%, 01/20/29	26	25,574
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 05/26/31	86	85,523
CRC Insurance Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31	239	236,968
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30	429	430,256
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.40%, 02/15/31	174	171,474
Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	184	181,651
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 07/02/31	21	20,518
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 09/15/31	136	136,091
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 07/31/31	246	244,111

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
USI, Inc./New York
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 09/29/30	$192	$192,168
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29	228	228,555
		3,403,030
Internet — 1.8%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/15/29	92	62,716
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.16%, 11/08/32	128	128,170
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.40%, 09/12/29	196	192,700
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/09/29	84	83,133
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.90%, 12/31/31	53	41,168
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28	318	308,277
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.40%, 03/15/30	170	168,112
		984,276
Leisure Time — 0.5%
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 05/31/30	94	93,896
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 01/22/31	52	51,455
Hayward Industries, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.61%), 6.27%, 05/30/28	24	23,942
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 08/03/28	73	73,171
		242,464
Lodging — 1.6%
Aimbridge Acquisition Co., Inc.
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.28%, 03/11/30	20	19,647
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.28%, 03/11/30	19	18,533
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.90%, 01/27/29	268	265,871
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 09/22/32	80	80,885
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.40%, 11/08/30	129	129,542
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 03/14/31	162	161,942
Turquoise Topco Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32(c)	89	87,331
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 05/24/30	110	110,431
		874,182
Security	Par (000)	Value
Machinery — 2.1%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 0.00%, 06/23/30	$100	$100,691
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.18%, 03/15/30	37	36,891
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33	128	128,092
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 07/03/31	49	49,473
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29	74	73,860
Innio North America Holding Inc, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31	117	117,321
TK Elevator US Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30	361	364,039
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 01/27/31	236	236,655
		1,107,022
Machinery - Diversified — 0.2%
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/10/33	103	103,120
Manufacturing — 0.7%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	154	154,257
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/06/29	51	51,446
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 01/26/33	113	112,774
MSOF Beacon LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32	47	47,157
		365,634
Media — 1.8%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 12/07/30	41	40,788
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 12/15/31	81	80,927
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	214	189,088
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.15%, 06/30/28	78	78,386
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.15%, 10/17/31	134	120,550
Nexstar Media, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/18/33	62	61,903
Numericable US LLC, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31	104	106,201
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.77%, 09/25/29(f)	191	173,956

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32	$40	$39,985
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.77%, 04/28/28	30	29,837
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.02%, 01/31/29	24	23,435
		945,056
Mining — 0.7%
Covia Holdings Corp., 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 02/26/32	108	107,892
Novelis Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 03/11/32	237	237,275
Tega MC Australia Holdings Pty Ltd., Term Loan B, 03/25/33(c)(g)	54	53,933
		399,100
Oil & Gas — 0.2%
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 02/11/30	84	84,220
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 10/01/32	27	27,101
Packaging & Containers — 2.0%
Charter Next Generation, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.16%, 11/29/30	251	251,072
Clydesdale Acquisition Holdings, Inc.
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.83%, 04/13/29	20	19,034
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 04/01/32	160	147,854
LABL, Inc.
2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(d)(e)	146	68,283
2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26	12	11,738
2026 USD Interim Roll up DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.41%, 12/02/26	11	9,557
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30	90	88,294
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 02/01/29	56	55,813
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 03/07/33	89	86,797
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 09/15/32	78	77,574
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 04/11/33	210	203,612
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28	73	68,446
		1,088,074
Security	Par (000)	Value
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 08/01/32	$182	$182,517
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/31/32	60	60,046
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.40%, 04/23/31	35	34,290
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27	51	50,378
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.90%, 05/05/28	160	160,502
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 04/20/29	105	104,950
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28	6	5,972
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.40%, 08/01/31	91	91,152
		689,807
Pipelines — 1.5%
BIP PipeCo Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 12/06/30	20	20,334
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/22/32	46	46,697
Calcasieu Pass Funding LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33	86	86,201
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32	219	218,954
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 02/11/33	148	147,807
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/04/30	7	7,292
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 04/01/32	59	58,771
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 03/11/33	56	56,105
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 10/05/28	164	164,355
		806,516
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.40%, 01/31/30(c)	25	25,489
Real Estate Investment Trusts — 0.2%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 01/31/31	60	59,696
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 05/20/30	70	70,344
		130,040

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 2.4%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	$112	$112,244
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 09/20/30	116	116,018
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 02/10/31	179	179,000
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 06/17/31	116	104,201
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 12/16/30	136	136,171
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.50%, 06/06/31	70	58,092
Les Schwab Tire Centers, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31	100	99,530
Murphy Oil USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 04/07/32	33	33,023
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/14/32	21	20,995
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 04/30/32	82	82,114
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29	373	370,621
		1,312,009
Semiconductors — 0.4%
Gryphon Acquire Newco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/13/32	92	92,096
MKS, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 02/04/33	97	97,242
		189,338
Software — 9.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 02/24/31	216	213,315
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.40%, 02/15/29	221	220,508
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32	91	88,730
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 11/25/31	153	151,584
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31	274	253,113
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 06/17/30	61	59,071
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.65%, 01/23/32	104	102,939
Central Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29	195	116,559
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 04/21/32	87	86,430
Security	Par (000)	Value
Software (continued)
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31	$234	$215,809
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32	173	159,950
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.50%, 10/08/28	44	39,006
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.27%, 06/02/28	171	166,840
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.41%, 05/01/31	189	173,582
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.93%, 10/09/31	30	28,026
Dayforce Bidco LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33	215	202,584
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31	58	54,520
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 10/09/29	166	163,205
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.40%, 11/22/32	29	28,106
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.15%, 05/30/31	217	213,632
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 09/15/32	285	271,283
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 01/30/32	172	166,403
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/22/32	316	286,497
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.90%, 06/17/32	33	30,493
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 07/01/31	54	48,868
OAK-Eagle Acquireco, Inc., USD Term Loan B, 03/24/33(g)	340	340,085
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 11/03/31	73	72,976
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28	153	133,381
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31	81	79,014
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30	89	73,437
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28	153	149,819
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/09/31	138	138,120
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 02/10/31	250	241,227
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 04/12/31	205	202,455
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/22/29(c)	60	60,237

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Zelis Payments Buyer, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.40%, 09/28/29	$108	$106,844
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 11/26/31	215	212,416
		5,351,064
Storage & Warehousing — 0.1%
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 03/16/30	40	39,706
Telecommunications — 1.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/24/30	98	97,858
Digicel International Finance Ltd., 2026 Term Loan B, 08/06/32(g)	46	45,343
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 03/03/33	69	68,871
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 03/29/32	236	236,505
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 10/06/32	118	117,705
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.27%, 03/11/30(f)	153	152,362
		718,644
Transportation — 1.1%
GB AIT Buyer, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor at 4.25%), 7.91%, 04/29/33	60	60,050
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 04/10/31	328	328,692
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.00%, 12/15/26	38	37,502
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30	114	114,179
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32	49	49,030
		589,453
Total Floating Rate Loan Interests — 83.3% (Cost: $45,687,937)		44,877,384
	Shares
Common Stocks
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	623	12,686
Diversified Telecommunication Services — 0.1%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $3,910)(h)	312	36,608
Food Products — 0.0%
Hearthside Equity, NVS	276	4,985
Health Care Providers & Services — 0.0%
United Site Services, Inc., NVS(c)	1,827	13,246
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.1%
Aimbridge Acquisition Co., Inc., NVS(c)	459	$18,360
Leisure Products — 0.0%
Fortrex Technologies, Inc., NVS(c)	257	6,939
Total Common Stocks — 0.2% (Cost $77,490)		92,824
Investment Companies
Exchange Traded Funds — 3.7%
iShares Broad USD High Yield Corporate Bond ETF(i)	54,000	2,010,420
Total Investment Companies — 3.7% (Cost $1,990,179)		2,010,420
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	76	1,463
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	111	2,137
		3,600
Total Preferred Stocks — 0.0% (Cost $2,925)		3,600
Total Long-Term Investments — 88.3% (Cost: $48,350,830)		47,587,181
Short-Term Securities
Money Market Funds — 11.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(i)(j)	6,240,000	6,240,000
Total Short-Term Securities — 11.6% (Cost: $6,240,000)		6,240,000
Total Investments — 99.9% (Cost: $54,590,830)		53,827,181
Other Assets Less Liabilities — 0.1%		77,820
Net Assets — 100.0%		$53,905,001

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $36,608, representing 0.1% of its net assets as of period end, and an original cost of $3,910.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,351,543	$—	$(1,351,563)(b)	$101	$(81)	$—	—	$1,684 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,960,000	280,000 (b)	—	—	—	6,240,000	6,240,000	184,366	—
iShares 0-5 Year High Yield Corporate Bond ETF(a)	871,560	—	(864,675)	13,548	(20,433)	—	—	35,034	—
iShares Broad USD High Yield Corporate Bond ETF	673,020	1,339,487	—	—	(2,087)	2,010,420	54,000	50,431	—
iShares iBoxx $ High Yield Corporate Bond ETF(a)	576,726	—	(578,427)	37,863	(36,162)	—	—	8,388	—
				$51,512	$(58,763)	$8,250,420		$279,903	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V2	5.00%	Quarterly	12/20/30	B-	USD	743	$58,549	$58,376	$173

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.66%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	1,000	$10,019	$(10,811)	$20,830
1-day SOFR, 3.66%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	1,000	11,467	(9,017)	20,484
									$21,486	$(19,828)	$41,314
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$418,361	$—	$418,361
Fixed Rate Loan Interests	—	184,592	—	184,592
Floating Rate Loan Interests	—	44,149,035	728,349	44,877,384
Common Stocks	—	54,279	38,545	92,824
Investment Companies	2,010,420	—	—	2,010,420
Preferred Stocks	—	3,600	—	3,600
Short-Term Securities
Money Market Funds	6,240,000	—	—	6,240,000
Unfunded Floating Rate Loan Interests(a)	—	148	—	148
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(34)	(810)	(844)
	$8,250,420	$44,809,981	$766,084	$53,826,485
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$173	$—	$173
Interest Rate Contracts	—	41,314	—	41,314
	$—	$41,487	$—	$41,487

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Floating Rate Loan Active ETF

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2025	$ 102,264	$ 781,451	$ 4,208	$ —	$ 887,923
Transfers into Level 3(a)	—	230,628	—	—	230,628
Transfers out of Level 3(b)	(28,080)	(241,154)	(4,208)	—	(273,442)
Accrued discounts/premiums	—	1,282	—	—	1,282
Net realized gain (loss)	2,040	(23,088)	—	—	(21,048)
Net change in unrealized appreciation (depreciation)(c)	(15,250)	(8,065)	—	(810)	(24,125)
Purchases	24,837	681,789	—	—	706,626
Sales	(47,266)	(694,494)	—	—	(741,760)
Closing balance, as of April 30, 2026	$ 38,545	$ 728,349	$ —	$ (810)	$ 766,084
Net change in unrealized appreciation (depreciation) on investment still held at April 30, 2026(c)	$ (15,250)	$ (2,882)	$ —	$ (810)	$ (18,942)
 (a) As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b) As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
DIP	Debtor-In-Possession

NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
SOFR	Secured Overnight Financing Rate